Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

As of December 31, 2017, 2018 and 2019, the balances are comprised of the following:

	December 31, 2017		December 31, 2018		December 31, 2019
Cash	Ps.	1,616,408	Ps.	1,912,047	Ps.	3,593,756
Investments of cash surpluses		5,855,824		3,894,166		3,897,894
Cash equivalents designated for expenditure, held in trust		257,911		345,244		8,543
Total	Ps.	7,730,143	Ps.	6,151,457	Ps.	7,500,193

On December 20, 2016 the Company established four trusts for investment and administration with Casa de Bolsa Banorte S.A. de C.V., Grupo Financiero Banorte (Banorte), which acts as a trustee, while the airports of the Company are trustors and beneficiaries. The trusts are controlled by a Technical Committee consisting solely of executives of the Company, these trusts are revocable and can only be allocated for the to pay the execution of MDP in the Guadalajara airport, Hermosillo airport, Puerto Vallarta airport and San José del Cabo airport. On December 29, 2017 the Company signed an agreement with Banorte for the expansion of the trusts with the Guadalajara, Puerto Vallarta and San José del Cabo airports. During 2017, 2018 and 2019 the investments were made and paid in Guadalajara, Puerto Vallarta and San José del Cabo airports, while the trust of the Guadalajara airport has a remaining balance of  Ps.431, Puerto Vallarta of Ps.2,638, and San José del Cabo of Ps.5,474  including the contributed funds and interest earned for a total amount of Ps.8,543.

On December 28, 2018 the Company signed an agreement with Banorte for the expansion of the trusts with the Guadalajara airport including the contributed funds and interest earned for a total amount of Ps.115,000. The resources must be invested in government securities denominated in local currency or bonds guaranteed by the Mexican Government, as instructed by the Company, and should be immediately available. The length of the trust is for the period in which the contracts with the airports are in force. The Company paid investments during 2019 for the trusts entirety, as of December 31, 2019 there is no balance for this extension.